RISK MANAGEMENT (Details 2)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Largest borrower	0.50%	0.70%
10 largest borrowers	3.50%	4.40%
20 largest borrowers	5.40%	7.00%
50 largest borrowers	8.70%	10.90%
100 largest borrowers	11.50%	14.00%